Warrant Liability (Tables) - Agex Therapeutics Inc [Member]	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Warrants Liabilities And Stock Option Awards using a Black-Scholes Option-Pricing Model

The fair value of the warrant liabilities was measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are as follows:

Black-Scholes Assumptions	Exercise Price (1)	Warrant Expiration Date (2)	Stock Price (3)	Interest Rate (annual) (4)	Volatility (annual) (5)	Time to Maturity (Years)	Calculated Fair Value per Share
Inception Date: 2/14/2022	$27.43	2/13/2025	$24.32	1.80%	122.99%	3	$17.11
Issuance Date: 2/14/2022	$27.43	2/13/2025	$24.32	1.80%	122.99%	3	$17.11
Issuance Date: 2/15/2022	$27.43	2/14/2025	$26.28	1.80%	123.28%	3	$18.81
Period Ended 3/31/2022	$33.06	3/30/2025	$30.04	2.45%	123.28%	3	$21.36
Issuance Date: 4/4/2022	$30.94	4/3/2025	$28.79	2.61%	123.31%	3	$20.59
Issuance Date: 6/6/2022	$25.01	6/5/2025	$28.14	2.94%	122.62%	3	$20.84
Period Ended 6/30/2022	$21.10	6/29/2025	$20.27	2.99%	122.21%	3	$14.53
Issuance Date: 8/16/2022	$23.56	8/15/2025	$22.51	3.19%	121.37%	3	$16.07
Period Ended 9/30/2022	$21.45	9/29/2025	$19.75	4.25%	121.49%	3	$14.09
Issuance Date: 10/21/2022	$24.27	10/20/2025	$21.81	4.52%	120.51%	3	$15.42
Issuance Date: 12/14/2022	$20.75	12/13/2025	$18.99	3.94%	120.01%	3	$13.40
Period Ended 12/31/2022	$19.34	12/30/2025	$19.41	4.22%	119.31%	3	$13.93
Issuance Date: 1/25/2023	$25.85	1/24/2026	$26.42	3.84%	119.17%	3	$18.98
Inception Date: 2/9/2023	$24.72	2/8/2026	$23.20	4.15%	118.94%	3	$16.38
Issuance Date: 2/15/2023	$21.93	2/14/2026	$21.10	4.35%	118.93%	3	$14.99
Period Ended 3/31/2023	$23.25	3/30/2026	$23.32	3.81%	113.43%	3	$16.15
Issuance Date: 4/4/2023	$23.25	4/3/2026	$23.67	3.60%	113.01%	3	$16.39

(1)	Based on the market closing price of AgeX’s common stock on the NYSE American on the day prior to each debt Inception Date, on each presented period ending date, and one day prior to the delivery of the relevant drawdown notice in accordance with terms of the 2022 Secured Note (with such drawdown notice delivery date being shown as the Issuance Date in the table), and as adjusted to reflect the Reverse Stock Split. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Warrants are exercisable over a three-year period from each Issuance Date.

(3)	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.

(4)	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.

(5)	Based on the historical daily volatility of AgeX common stock as of each date presented.

Schedule of Warrant Outstanding and Fair Values

The warrants outstanding and fair values at each of the respective valuation dates are summarized below.

Warrant Liability	Credit Line and Draw Amounts (in thousands)		Warrants		Fair Value per Share	Fair Value (in thousands)
Fair value as of January 1, 2022	$-		-		$-	$-
Fair value at initial measurement date of 2/14/2022	13,160	(1)	239,860	(2)	17,11	4,103
Fair value of warrants issued on 2/14/2022	(7,160	)(3)	(130,501	)(4)	17.11	(2,232)
Fair value of warrants issued on 2/15/2022	(1,000	)(3)	(18,226	)(4)	18.81	(343)
Fair value of warrants issued on 4/4/2022	(1,000	)(3)	(16,162	)(4)	20.59	(333)
Fair value of warrants issued on 6/6/2022	(1,000	)(3)	(19,995	)(4)	20.84	(417)
Fair value of warrants issued on 8/16/2022	(1,000	)(3)	(21,222	)(4)	16.07	(341)
Fair value of warrants issued on 10/21/2022	(500	)(3)	(10,301	)(4)	15.42	(159)
Fair value of warrants issued on 12/14/2022	(1,000	)(3)	(24,096	)(4)	13.40	(323)
Change in fair value of warrants	-		-		-	225
Fair value as of December 31, 2022	$500	(1)	12,924	(2)	$13.93	$180
Fair value of warrants issued on 1/25/2023	(500	)(3)	(9,671	)(4)	18.98	(184)
Fair value at initial measurement date of 2/9/2023	2,000	(1)	40,457	(2)	16.38	663
Fair value of warrants issued on 2/15/2023	(1,000	)(3)	(22,801	)(4)	14.99	(342)
Fair value of warrants issued on 4/4/2023	(1,000	)(3)	(21,507	)(4)	16.39	(352)
Change in fair value of warrants	-		-		-	35
Fair value as of December 31, 2023	$-	(1)	-	(2)	$-	$-

(1)	Amount of credit available under the 2022 Secured Note on date of inception and as of each period end date. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.

(3)	Amount of drawdown as of the date presented.

(4)	Number of warrants issued upon receipt of amounts drawn against the 2022 Secured Note as of the date presented.